CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net Income	¥ 270,990	¥ 255,257	¥ 195,287
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(3,121)	9,867	10,603
Net change of defined benefit pension plans	(4,123)	(14,952)	3,570
Net change of foreign currency translation adjustments	(26,957)	37,155	36,928
Net change of unrealized gains (losses) on derivative instruments	(4,063)	(561)	1,487
Total other comprehensive income (loss)	(38,264)	31,509	52,588
Comprehensive Income	232,726	286,766	247,875
Comprehensive Income Attributable to the Noncontrolling Interests	7,414	7,314	16,003
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	1,738	14,265	8,207
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 223,574	¥ 265,187	¥ 223,665